NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expenses
Incremental compensation expenses	$ 2,060	$ 405	$ 1,865
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	238	47	214
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	408	99	456
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 1,414	$ 259	$ 1,195